Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Vert Global Sustainable Real Estate ETF
Shareholder Report [Line Items]
Fund Name	Vert Global Sustainable Real Estate ETF
Class Name	Vert Global Sustainable Real Estate ETF
Trading Symbol	VGSR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vert Global Sustainable Real Estate ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://vertfunds.com/fund-information/. You can also request this information by contacting us at 1-844-740-VERT or by sending an email request to info@vertasset.com.
Additional Information Phone Number	1-844-740-VERT
Additional Information Email	info@vertasset.com
Additional Information Website	https://vertfunds.com/fund-information/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Vert Global Sustainable Real Estate ETF	$23	0.45%
[1]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 454,357,489
Holdings Count | $ / shares	152
Advisory Fees Paid, Amount	$ 759,236
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$454,357,489
Number of Holdings	152
Net Advisory Fee Paid	$759,236
Portfolio Turnover Rate	2%
Total Fund Operating Expenses	0.51%
30-Day SEC Yield	3.55%
30-Day SEC Yield Unsubsidized	3.50%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Sector Breakdown (% of Net Assets)*

Top 10 Issuers	(% of Net Assets)
Equinix, Inc.	4.9%
Simon Property Group, Inc.	4.9%
Prologis, Inc.	4.8%
American Tower Corp.	4.8%
Digital Realty Trust, Inc.	4.7%
Welltower, Inc.	4.7%
Goodman Group	4.3%
Ventas, Inc.	3.8%
Extra Space Storage, Inc.	2.9%
AvalonBay Communities, Inc.	2.7%
Geographic Breakdown (% of Net Assets)
[2]
Updated Prospectus Web Address	https://vertfunds.com/fund-information/

[1]
*	Annualized

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.